Derivative financial instruments - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 14,304,441	£ 8,862,200
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	231,107	153,674
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	486,959	466,344
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	43	35
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 43	£ 35
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 1,963	£ 2,684
Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	107	18
Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	441	470
Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	646	1,648
Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	763	541
Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	6	7
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	231,064	153,639
Interest rate swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 5,236	£ 1,908
Average fixed interest rate (in percent)	3.04%	0.95%
Interest rate swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 13,781	£ 5,778
Average fixed interest rate (in percent)	3.68%	1.72%
Interest rate swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 55,607	£ 19,353
Average fixed interest rate (in percent)	4.04%	2.03%
Interest rate swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 111,300	£ 87,119
Average fixed interest rate (in percent)	3.36%	2.90%
Interest rate swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 45,140	£ 39,481
Average fixed interest rate (in percent)	2.27%	2.00%
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 484,996	£ 463,660
Interest rate swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 9,195	£ 9,501
Average fixed interest rate (in percent)	4.32%	4.13%
Interest rate swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 21,010	£ 23,015
Average fixed interest rate (in percent)	4.36%	4.14%
Interest rate swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 129,436	£ 76,439
Average fixed interest rate (in percent)	3.84%	3.82%
Interest rate swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 262,387	£ 284,969
Average fixed interest rate (in percent)	3.34%	3.35%
Interest rate swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 62,968	£ 69,736
Average fixed interest rate (in percent)	3.01%	2.58%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	1.38
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.17	1.15
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.16	1.14
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.15	1.14
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.10	1.08
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.06	1.07
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30	1.25
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27	1.23
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27	1.25
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27	1.24
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30	0